Business Acquisitions and Disposal (Details) - Schedule of Assets and Liabilities of BWL as of Disposal $ in Thousands	Dec. 31, 2023 USD ($)
Assets
Cash	$ 4
Other current assets	332
Total Assets	336
Liabilities
Other current liabilities	33
Total liabilities	$ 33